Schedule of Investments
May 31, 2021 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 75.30%

Automobiles & Components - 2.01%
Borgwarner, Inc.	6,550	335,949

Banks - 0.94%
US Bancorp	2,600	158,028

Capital Goods - 6.05%
Raytheon Technologies Corp.	7,750	687,502
Transdigm Group, Inc. (2)	500	324,420

		1,011,922

Chemicals - 4.09%
EI Du Pont de Nemour & Co.	8,100	685,179

Consumer Durables & Apparel - 7.72%
Leggett & Platt, Inc.	6,500	357,695
Newell Brands, Inc.	11,120	319,033
Pultegroup, Inc.	10,650	615,463

		1,292,191

Diversified Financials - 6.32%
Franklin Resources, Inc.	18,200	622,622
MarketAxess Holdings, Inc.	600	279,924
State Street Corp.	1,780	154,824

		1,057,370

Health Care Equipment & Services - 7.50%
ABIOMED, Inc. (2)	2,200	626,076
Baxter International, Inc.	3,800	312,056
Medtronic PLC (Ireland)	2,500	316,475

		1,254,607

Insurance - 7.02%
American International Group, Inc.	3,200	169,088
Unum Group	32,500	1,006,525

		1,175,613

Insurance - Multi Line 1.40%
Assurant, Inc.	700	112,805
Principal Financial Group, Inc.	1,850	120,972

		233,777

Oil & Gas Equipment Services - 3.52%
Schlumberger Ltd.	18,802	589,067

Oil & Gas Exploration & Production - 6.25%
Cabot Oil & Gas Corp. Class A	34,600	567,440
Phillips 66	5,675	477,949

		1,045,389

Oil, Gas & Consumable Fuels 5.51%
Chevron Corp.	2,900	300,991
ONEOK, Inc.	6,000	316,440
Pioneer Natural Resources Co.	2,000	304,380

		921,811

Pharmaceuticals, Biotechnology & Life Science - 1.81%
Vertex Pharmaceuticals, Inc. (2)	1,450	302,513

Retailing - 5.65%
Advance Auto Parts, Inc.	1,650	313,054
Lowe's Companies, Inc.	3,250	633,198

		946,252

Semiconductors & Semiconductor Equipment - 1.71%
Micron Technology, Inc. (2)	3,400	286,076

Software & Services - 2.05%
Akamai Technologies, Inc. (2)	3,000	342,630

Technology Hardware & Equipment - 5.75%
Amphenol Corp - Class A	9,750	655,785
Cisco Systems, Inc.	5,800	306,820

		962,605

Total Common Stock	(Cost $ 12,597,410)	12,600,979

Real Estate Investment Trust - 12.30%
Digital Realty Trust, Inc.	2,200	333,432
Regency Centers Corp.	10,300	665,380
Welltower, Inc.	4,000	299,080

Total Real Estate Investment Trusts	(Cost $ 1,264,127)	1,297,892

Money Market Registered Investment Companies - 16.94%

Federated Hermes Government Obligations Fund - Institutional Class, 0.01% (3)	2,835,519	2,835,519

Total Money Market Registered Investment Companies	(Cost $ 2,835,519)	2,835,519

Total Investments - 99.99%	(Cost $ 16,697,055)	16,734,390

Other Assets less Liabilities - 0.01%		879

Total Net Assets - 100.00%		16,735,269

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,734,390	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,734,390	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2021